ACCRUED LIABILITIES (Q1) (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued liabilities [Abstract]
Accrued taxes - payroll	$ 106,299	$ 106,299	$ 106,299
Accrued compensation/benefits	123,887	96,795	148,683
Accrued insurance payable	26,270	69,815	60,113
Accrued property taxes	3,000	0
Product rebates/returns	5	13	32
Other	0	279	836
Total accrued liabilities	$ 259,461	$ 273,201	$ 315,963